Parent Company Financial Information (Balance Sheets) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 6,367	$ 7,215
Other assets	9,864	5,890	$ 12,171
Total assets	547,961	558,856	570,623
Liabilities
Other liabilities	2,292	3,946	2,582
Stockholders' Equity
Common stock	0
Surplus	26,166	26,166
Retained earnings	32,526	30,654
Accumulated other comprehensive loss	(1,510)	(1,354)
Total stockholders' equity	57,182	55,466	$ 56,372	$ 30,656
Total liabilities and stockholders' equity	547,961	558,856
Parkway Acquisition Corp.
Assets
Cash and due from banks	1,518	1,621
Investment in affiliate bank	55,115	53,168
Other assets	586	677
Total assets	57,219	55,466
Liabilities
Other liabilities	37
Stockholders' Equity
Common stock	0
Surplus	26,166	26,166
Retained earnings	32,526	30,654
Accumulated other comprehensive loss	(1,510)	(1,354)
Total stockholders' equity	57,182	55,466
Total liabilities and stockholders' equity	$ 57,219	$ 55,466